Inventories - Summary of Items Affecting Cost of Goods Sold (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of details of inventory costs [Abstract]
Expensed inventories before the following items	$ 2,791	$ 2,712	$ 3,233
Reserves, reversals and writedowns of inventories	44	31	11
Cost of inventories recognised as expense during period, Total	$ 2,835	$ 2,743	$ 3,244